Organization and Summary of Significant Accounting Policies (Details 17) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 29, 2014
Stock Options
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 613
Weighted Average Period Over Which Cost is to be Recognized (in years)	1 year
Restricted stock
Unrecognized compensation cost related to stock options and restricted stock granted under the plan
Compensation Cost	$ 707
Weighted Average Period Over Which Cost is to be Recognized (in years)	1 year